SMALLCAP World Fund®
Investment portfolio
December 31, 2022
unaudited
Common stocks 91.81% Industrials 19.98%	Shares	Value (000)
Saia, Inc.[1,2]	2,116,934	$443,879
IMCD NV	2,701,267	385,837
BayCurrent Consulting, Inc.[1]	10,718,800	335,165
Diploma PLC[1]	9,791,477	329,039
NIBE Industrier AB, Class B	29,398,225	274,903
Japan Airport Terminal Co., Ltd.[1,2]	5,511,660	274,092
Comfort Systems USA, Inc.[1]	2,276,370	261,965
Interpump Group SpA	5,301,621	240,165
ATS Corp.[1,2]	7,339,577	228,156
The AZEK Co., Inc., Class A1,2	10,660,413	216,620
Arcosa, Inc.[1]	3,867,940	210,184
BELIMO Holding AG	423,990	202,573
Visional, Inc.[1,2,3]	3,025,930	200,923
Stericycle, Inc.[2,3]	3,857,687	192,460
Willscot Mobile Mini Holdings Corp., Class A2	3,981,988	179,866
Chart Industries, Inc.[2]	1,550,405	178,653
Wizz Air Holdings PLC[1,2]	7,471,315	171,139
Harmonic Drive Systems, Inc.[1,3]	5,804,450	164,171
International Container Terminal Services, Inc.	44,009,076	158,394
VAT Group AG	553,276	152,381
EnPro Industries, Inc.[1]	1,305,968	141,946
Cleanaway Waste Management, Ltd.	75,279,081	134,124
Trelleborg AB, Class B	5,782,697	133,794
Carel Industries SpA[1]	5,210,062	130,962
Regal Rexnord Corp.	1,087,715	130,504
Armstrong World Industries, Inc.	1,833,611	125,767
TFI International, Inc. (CAD denominated)	1,130,000	113,175
TFI International, Inc.	68,200	6,837
TransDigm Group, Inc.	190,000	119,633
Boyd Group Services, Inc.	746,924	115,382
ALS, Ltd.	13,664,162	113,637
Spirax-Sarco Engineering PLC	848,200	108,986
Vicor Corp.[2]	2,024,519	108,818
TechnoPro Holdings, Inc.	4,047,000	106,994
Kadant, Inc.[1]	591,453	105,060
ManpowerGroup, Inc.	1,235,101	102,773
ESCO Technologies, Inc.	1,095,937	95,938
dip Corp.[1]	3,341,000	95,718
AirTAC International Group	3,072,590	92,999
Graco, Inc.	1,374,000	92,415
Alfen NV2	1,018,335	91,959
Rumo SA	25,031,035	88,229
Johns Lyng Group, Ltd.[1]	20,870,434	87,834
Haitian International Holdings, Ltd.	32,480,200	86,869
Dürr AG	2,530,870	85,404
Grupo Aeroportuario del Centro Norte, SAB de CV, Series B	10,412,477	80,189
SMALLCAP World Fund — Page 1 of 29

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Aalberts NV, non-registered shares	2,000,763	$77,782
Masco Corp.	1,625,000	75,839
Japan Elevator Service Holdings Co., Ltd.[1]	6,015,754	75,350
Watsco, Inc.	300,000	74,820
Cargotec OYJ, Class B, non-registered shares	1,682,220	74,694
Upwork, Inc.[1,2]	7,150,413	74,650
Trinity Industries, Inc.	2,513,238	74,316
DO & CO AG, non-registered shares[1,2,3]	779,520	74,070
RS Group PLC	6,806,214	73,782
KEI Industries, Ltd.	4,175,271	73,745
Instalco AB1	19,240,275	73,347
Montrose Environmental Group, Inc.[1,2]	1,623,909	72,085
Matson, Inc.	1,140,859	71,315
Lifco AB, Class B	4,195,000	69,827
Daiseki Co., Ltd.	2,015,200	69,390
Volution Group PLC[1]	15,684,638	68,882
SHO-BOND Holdings Co., Ltd.	1,591,700	67,898
Driven Brands Holdings, Inc.[2]	2,412,400	65,883
Addtech AB, Class B	4,539,814	64,984
Munters Group AB	6,425,000	63,549
Woodward, Inc.	649,000	62,700
Simpson Manufacturing Co., Inc.	699,036	61,976
ICF International, Inc.	610,239	60,444
First Advantage Corp.[2]	4,627,382	60,156
Zhejiang Weixing New Building Materials Co., Ltd., Class A	19,398,983	59,459
Pegasus Hava Tasimaciligi AS2	2,276,269	58,350
Copa Holdings, SA, Class A2	665,000	55,308
Textron, Inc.	780,000	55,224
Sulzer AG3	691,945	54,027
CSW Industrials, Inc.	458,419	53,144
CG Power and Industrial Solutions, Ltd.[2]	16,242,634	52,946
Atkore, Inc.[2]	466,155	52,871
Montana Aerospace AG1,2	3,338,132	51,889
Adecco Group AG	1,565,035	51,465
Azelis Group NV	1,797,032	50,957
Waste Connections, Inc.	380,000	50,373
Lyft, Inc.[2]	4,535,000	49,976
Builders FirstSource, Inc.[2]	760,228	49,324
Skymark Airlines, Inc.[1,2]	4,500,000	49,307
JGC Holdings Corp.	3,883,300	49,147
Arcadis NV, non-registered shares	1,246,000	49,039
MonotaRO Co., Ltd.	3,455,300	48,861
DL E&C Co., Ltd.	1,793,720	48,250
Guangzhou Baiyun International Airport Co., Ltd., Class A2	21,926,503	47,357
FTI Consulting, Inc.[2]	294,377	46,747
IDEX Corp.	200,000	45,666
Antares Vision SpA[2]	5,278,008	45,403
InPost SA2	5,305,378	44,840
Engcon AB, Class B2	6,668,176	42,556
Havells India, Ltd.	3,152,131	41,919
Resideo Technologies, Inc.[2]	2,527,864	41,583
Reliance Worldwide Corp., Ltd.	20,526,202	41,295
Marel hf.	11,891,000	41,234
Interface, Inc.[1]	4,162,330	41,082
Centre Testing International Group Co., Ltd.	12,715,436	40,800
SMALLCAP World Fund — Page 2 of 29

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Fasadgruppen Group AB1,3	3,969,905	$40,184
International Consolidated Airlines Group SA (CDI)[2,3]	26,494,000	39,440
Voltronic Power Technology Corp.	784,000	39,340
Marlowe PLC[1,2,3]	6,904,878	39,235
Kingspan Group PLC	724,000	38,982
GVS SpA[2,3]	8,720,038	37,735
Polycab India, Ltd.	1,202,370	37,248
LIXIL Corp.	2,434,500	37,101
BWX Technologies, Inc.	611,300	35,504
Midac Holdings Co., Ltd.[1,3]	1,728,600	33,723
Melrose Industries PLC	20,360,204	33,100
IMI PLC	2,065,257	32,147
Quess Corp., Ltd.	6,426,786	31,913
Controladora Vuela Compañía de Aviación, SAB de CV, Class A (ADR), ordinary participation certificates[2,3]	2,557,800	21,383
Controladora Vuela Compañía de Aviación, SAB de CV, Class A, ordinary participation certificates[2,3]	11,941,586	9,995
Sinoseal Holding Co., Ltd., Class A	5,298,624	29,663
SK, Inc.	192,683	29,004
Hensoldt AG	1,212,067	28,682
Univar Solutions, Inc.[2]	885,000	28,143
Hefei Meyer Optoelectronic Technology, Inc., Class A	8,060,809	27,720
Sun Country Airlines Holdings, Inc.[2,3]	1,711,612	27,146
Advanced Drainage Systems, Inc.	323,056	26,481
SIS, Ltd.[2]	5,440,291	25,796
Kajaria Ceramics, Ltd.	1,688,507	23,626
Burckhardt Compression Holding AG	37,860	22,530
Indutrade AB	1,080,000	21,947
Crane Holdings, Co.	213,886	21,485
Generac Holdings, Inc.[2]	207,989	20,936
L&T Technology Services, Ltd.	428,531	18,982
APM Human Services International, Ltd.[3]	11,267,629	18,261
Jamna Auto Industries, Ltd.	12,837,657	16,211
Loomis AB	567,000	15,532
INVISIO Communications AB	950,000	14,964
Ventia Services Group Pty, Ltd.	9,155,653	14,848
MSA Safety, Inc.	101,800	14,679
XP Power, Ltd.	583,458	14,343
Enerpac Tool Group Corp., Class A	551,245	14,029
Grafton Group PLC	1,437,900	13,719
Einride AB2,4,5	391,089	13,677
Oshkosh Corp.	150,000	13,228
Trex Co., Inc.[2]	304,208	12,877
Dätwyler Holding, Inc., non-registered shares	63,202	12,622
Chemring Group PLC	3,445,200	12,402
UFP Industries, Inc.	154,191	12,220
Grupa Pracuj SA3	1,300,000	12,140
Green Landscaping Group AB2	1,977,759	12,020
Dreamfolks Services, Ltd.[1,2]	2,692,012	11,860
easyJet PLC[2]	3,000,000	11,791
Storskogen Group AB, Class B	16,277,867	11,675
Troax Group AB	657,781	11,534
Norva24 Group AB2	3,527,969	11,422
CMS Info Systems, Ltd.	3,001,000	11,285
Pyrum Innovations AG2	128,340	8,489
Judges Scientific PLC	74,871	7,633
SMALLCAP World Fund — Page 3 of 29

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Heliogen, Inc.[2]	5,800,000	$4,050
Dun & Bradstreet Holdings, Inc.	289,652	3,551
Ceres Power Holdings PLC[2,3]	831,946	3,527
HeadHunter Group PLC (ADR)[4]	521,600	—[6]
		11,882,154
Consumer discretionary 16.38%
Evolution AB	5,074,230	495,569
Tube Investments of India, Ltd.[1]	11,627,785	390,202
TopBuild Corp.[1,2]	2,334,128	365,268
Dollarama, Inc.	5,010,000	293,015
YETI Holdings, Inc.[1,2]	6,894,065	284,794
Floor & Decor Holdings, Inc., Class A2	4,046,400	281,751
Wyndham Hotels & Resorts, Inc.	3,226,678	230,094
IDP Education, Ltd.	12,394,049	229,042
Toll Brothers, Inc.	3,856,012	192,492
Kindred Group PLC (SDR)[1]	18,378,018	191,829
Melco Resorts & Entertainment, Ltd. (ADR)[2]	16,630,841	191,255
Domino’s Pizza Enterprises, Ltd.	4,220,307	190,082
Light & Wonder, Inc.[2]	2,904,204	170,186
Thor Industries, Inc.[3]	2,155,644	162,730
WH Smith PLC[1]	8,828,407	157,553
Inchcape PLC	14,693,764	145,033
Entain PLC	8,978,173	143,953
Five Below, Inc.[2]	804,402	142,275
Adient PLC[2]	3,974,801	137,886
Jiumaojiu International Holdings, Ltd.[3]	44,092,531	116,324
Wayfair, Inc., Class A2,3	3,499,201	115,089
Helen of Troy, Ltd.[2,3]	1,030,500	114,293
Pets at Home Group PLC[1]	33,138,500	113,599
Watches of Switzerland Group PLC[2]	11,116,794	110,435
Polaris, Inc.	1,085,000	109,585
Moncler SpA	2,015,000	107,260
MakeMyTrip, Ltd., non-registered shares[1,2]	3,876,781	106,883
DraftKings, Inc., Class A2,3	9,241,232	105,258
NEXTAGE Co., Ltd.[1]	5,070,400	97,830
Lennar Corp., Class A	1,058,458	95,790
Lennar Corp., Class B	21,169	1,583
Pool Corp.	317,700	96,050
Bajaj Electricals, Ltd.[1]	6,515,607	95,589
Games Workshop Group PLC	917,600	95,089
Cavco Industries, Inc.[2]	419,300	94,867
KB Home	2,957,918	94,210
Asbury Automotive Group, Inc.[2]	501,572	89,907
Domino’s Pizza Group PLC[1]	25,225,815	89,522
Kontoor Brands, Inc.	2,222,981	88,897
Salvatore Ferragamo SpA[3]	4,954,090	87,688
Auction Technology Group PLC[1,2]	9,570,000	87,267
Jack in the Box, Inc.[1]	1,256,700	85,745
Mattel, Inc.[2]	4,700,000	83,848
Fox Factory Holding Corp.[2]	915,190	83,493
Jumbo SA	4,771,161	81,447
Golden Entertainment, Inc.[1,2]	2,024,230	75,706
Century Communities, Inc.	1,512,000	75,615
Shoei Co., Ltd.[1]	1,866,000	72,908
SMALLCAP World Fund — Page 4 of 29

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Norwegian Cruise Line Holdings, Ltd.[2,3]	5,883,204	$72,010
ABC-Mart, Inc.	1,219,700	69,270
Leslie’s, Inc.[2]	5,517,481	67,368
Skechers USA, Inc., Class A2	1,600,000	67,120
Bright Horizons Family Solutions, Inc.[2]	1,058,300	66,779
Levi Strauss & Co., Class A3	4,295,300	66,663
LGI Homes, Inc.[2]	707,562	65,520
M.D.C. Holdings, Inc.	2,001,000	63,232
Domino’s Pizza, Inc.	176,500	61,140
Momo.com, Inc.	2,843,758	59,342
Skyline Champion Corp.[2]	1,145,500	59,005
International Game Technology PLC	2,544,149	57,701
Williams-Sonoma, Inc.	500,000	57,460
Six Flags Entertainment Corp.[2]	2,425,351	56,389
Malibu Boats, Inc., Class A1,2	1,042,000	55,539
Snow Peak, Inc.[1,3]	3,050,800	54,629
Victoria PLC[1,2,3]	9,200,079	53,456
Chervon Holdings, Ltd.[3]	9,167,900	50,574
Peloton Interactive, Inc., Class A2,3	5,973,528	47,430
Nien Made Enterprise Co., Ltd.	4,920,000	47,117
MRF, Ltd.	42,149	45,033
Etsy, Inc.[2]	366,850	43,941
Everi Holdings, Inc.[2]	3,045,957	43,709
D.R. Horton, Inc.	490,000	43,679
Installed Building Products, Inc.	503,725	43,119
Darden Restaurants, Inc.	303,300	41,955
Steven Madden, Ltd.	1,258,696	40,228
Musti Group OYJ[1]	2,400,537	40,174
RH2	150,000	40,079
Compagnie Plastic Omnium SA	2,719,884	39,459
Macy’s, Inc.	1,900,000	39,235
Trainline PLC[2]	11,392,700	37,838
Tongcheng Travel Holdings, Ltd.[2]	15,035,800	36,186
Bafang Electric (Suzhou) Co., Ltd., Class A	2,347,840	36,089
Flutter Entertainment PLC[2]	259,095	35,502
Arco Platform, Ltd., Class A2,3	2,552,623	34,460
Melco International Development, Ltd.[2]	30,647,000	33,270
Meritage Homes Corp.[2]	353,400	32,583
AcadeMedia AB1	7,498,595	32,035
B&M European Value Retail SA	6,257,481	31,178
Tsuburaya Fields Holdings, Inc.	1,480,200	30,350
On Holding AG, Class A2	1,742,200	29,896
Cairn Homes PLC	31,452,000	29,265
Graham Holdings Co., Class B	45,000	27,189
Gentherm, Inc.[2]	400,500	26,149
Puuilo OYJ	4,124,072	25,783
Boot Barn Holdings, Inc.[2]	397,000	24,820
Mazda Motor Corp.	3,264,000	24,673
Persimmon PLC	1,650,880	24,369
Haichang Ocean Park Holdings, Ltd.[2,3]	118,148,000	24,153
Aritzia, Inc., subordinate voting shares[2]	651,500	22,783
MIPS AB	543,100	22,488
Beazer Homes USA, Inc.[1,2]	1,659,813	21,179
Americanas SA, ordinary nominative shares	11,228,258	20,522
Elior Group SA2	5,807,012	20,476
SMALLCAP World Fund — Page 5 of 29

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
DESCENTE, Ltd.	773,400	$19,024
Westlife Foodworld, Ltd.[2]	1,928,968	18,414
Victoria’s Secret & Co.[2]	497,858	17,813
Traeger, Inc.[1,2]	6,195,000	17,470
XPEL, Inc.[2,3]	282,708	16,979
Vail Resorts, Inc.	71,000	16,923
FSN E-Commerce Ventures, Ltd.	8,934,235	16,661
Caesars Entertainment, Inc.[2]	400,000	16,640
Aramark	356,556	14,740
Central Automotive Products, Ltd.	787,200	14,702
OneWater Marine, Inc., Class A2	504,604	14,432
Roland Corp.[3]	530,600	14,064
Nordstrom, Inc.[3]	760,000	12,266
Lojas Quero-Quero SA1,2	14,974,560	11,912
StockX, Inc.[2,4,5]	161,790	11,238
DPC Dash, Ltd.[2,4,5]	2,158,273	10,964
Zhongsheng Group Holdings, Ltd.	2,121,500	10,814
ThredUp, Inc., Class A2,3	8,064,000	10,564
Xometry, Inc., Class A2,3	325,600	10,494
ASOS PLC[2,3]	1,607,415	9,799
JOANN, Inc.[1,3]	2,729,250	7,778
Alpen Co., Ltd.[3]	479,800	7,130
BARK, Inc.[2,3]	4,500,000	6,705
Goodyear Tire & Rubber Co.[2,3]	558,712	5,671
Relaxo Footwears, Ltd.	415,010	4,570
Synsam AB (publ)	1,025,297	3,887
Royal Caribbean Cruises, Ltd.[2]	78,017	3,856
Brilliant Earth Group, Inc., Class A2	866,800	3,736
Leifheit AG, non-registered shares	87,960	1,274
BNN Technology PLC[1,2,4]	19,007,000	—[6]
Ozon Holdings PLC (ADR)[2,4]	2,346,600	—[6]
		9,738,897
Information technology 15.46%
Smartsheet, Inc., Class A1,2	7,654,626	301,286
Wolfspeed, Inc.[2]	4,082,600	281,863
eMemory Technology, Inc.[1]	6,440,334	279,284
Fabrinet, non-registered shares[1,2]	1,891,319	242,505
ALTEN SA, non-registered shares[1]	1,814,641	227,866
Kulicke and Soffa Industries, Inc.[1]	4,699,380	207,995
Keywords Studios PLC[1]	5,993,698	197,499
MKS Instruments, Inc.	2,291,386	194,149
Global Unichip Corp.[1]	8,329,000	173,473
Net One Systems Co., Ltd.[1]	6,661,073	173,149
Nordic Semiconductor ASA[1,2]	9,984,433	167,231
Network International Holdings PLC[1,2]	42,787,333	153,247
Extreme Networks, Inc.[1,2]	8,087,932	148,090
SUMCO Corp.[3]	10,980,174	146,921
Euronet Worldwide, Inc.[2]	1,553,887	146,656
Alteryx, Inc., Class A2	2,797,000	141,724
MongoDB, Inc., Class A2	701,484	138,080
Novanta, Inc.[2]	1,015,687	138,001
Globant SA2	784,865	131,983
Confluent, Inc., Class A2	5,710,121	126,993
Clear Secure, Inc., Class A3	4,628,299	126,954
SMALLCAP World Fund — Page 6 of 29

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Softcat PLC	8,635,107	$123,934
SINBON Electronics Co., Ltd.[1]	13,589,000	121,533
CDW Corp.	650,000	116,077
Pegasystems, Inc.	3,335,326	114,202
Vitec Software Group AB, Class B	2,750,283	110,579
SHIFT, Inc.[2]	619,900	110,163
Money Forward, Inc.[1,2]	3,529,487	109,333
Credo Technology Group Holding, Ltd.[1,2,3]	8,194,682	109,071
Endava PLC, Class A (ADR)[2]	1,416,728	108,380
RingCentral, Inc., Class A2	3,000,011	106,200
Dexerials Corp.[1,3]	5,161,500	100,224
BE Semiconductor Industries NV	1,606,129	97,568
LEM Holding SA	46,070	89,428
Kingdee International Software Group Co., Ltd.[2]	38,667,093	82,315
Tanla Platforms, Ltd.[1]	9,190,777	79,062
DoubleVerify Holdings, Inc.[2]	3,517,500	77,244
Bytes Technology Group PLC[1]	16,322,601	76,280
VisEra Technologies Co., Ltd.	11,619,000	73,074
MACOM Technology Solutions Holdings, Inc.[2]	1,140,000	71,797
Viavi Solutions, Inc.[2]	6,830,000	71,783
EVERTEC, Inc.	2,164,230	70,078
CCC Intelligent Solutions Holdings, Inc.[2,3]	8,042,622	69,971
Socionext, Inc.[3]	1,576,300	69,626
Coforge, Ltd.	1,469,344	68,688
Kainos Group PLC	3,586,180	66,531
Teradata Corp.[2]	1,974,199	66,452
Sinch AB2,3	17,697,918	64,594
Ceridian HCM Holding, Inc.[2]	979,310	62,823
SES-imagotag SA2	481,367	62,816
Crayon Group Holding ASA[1,2,3]	6,077,083	62,142
Hamamatsu Photonics KK	1,289,450	62,028
Aixtron SE	2,134,093	61,625
Netcompany Group AS, non-registered shares[2]	1,455,991	61,463
Concentrix Corp.	460,033	61,258
SiTime Corp.[2]	587,920	59,744
GitLab, Inc., Class A2,3	1,295,152	58,852
Qorvo, Inc.[2]	638,300	57,855
PagSeguro Digital, Ltd., Class A2	6,492,200	56,742
PAR Technology Corp.[1,2,3]	2,140,057	55,791
Vanguard International Semiconductor Corp.	22,017,394	55,457
Thoughtworks Holding, Inc.[2]	5,072,440	51,688
Silicon Laboratories, Inc.[2]	369,000	50,062
OVH Groupe SAS[2,3]	2,894,931	49,777
Mastek, Ltd.[1]	2,403,500	49,492
Flex, Ltd.[2]	2,291,735	49,181
Topicus.com, Inc., subordinate voting shares[2]	934,543	49,067
Monday.com, Ltd.[2,3]	400,810	48,899
Insight Enterprises, Inc.[2]	466,244	46,750
Dock, Ltd.[2,4,5]	4,318,937	46,688
INFICON Holding AG	52,362	45,746
Cvent Holding Corp.[2]	8,275,900	44,690
Alarm.com Holdings, Inc.[2]	875,000	43,295
Unity Software, Inc.[2,3]	1,488,053	42,543
Nagarro SE2,3	355,728	42,134
NCR Corp.[2]	1,784,359	41,772
SMALLCAP World Fund — Page 7 of 29

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
SimCorp AS	594,367	$40,619
Maruwa Co., Ltd.	341,300	40,173
BlackLine, Inc.[2]	595,000	40,026
Bentley Systems, Inc., Class B3	1,071,370	39,598
Megaport, Ltd.[1,2,3]	9,161,000	39,249
Disco Corp.	131,500	37,802
Cognex Corp.	800,000	37,688
EPAM Systems, Inc.[2]	110,200	36,117
Aspen Technology, Inc.[2]	175,140	35,974
Nuvei Corp., subordinate voting shares[2]	1,400,000	35,579
Alkami Technology, Inc.[2,3]	2,407,006	35,118
Boku, Inc.[1,2,5]	20,461,639	34,465
Reply SpA	299,378	34,431
Okta, Inc., Class A2	500,000	34,165
Paycom Software, Inc.[2]	101,400	31,465
Accton Technology Corp.	4,009,000	30,554
ePlus, inc.[2]	679,810	30,102
Halma PLC	1,200,000	28,674
Trimble, Inc.[2]	530,000	26,797
Lumentum Holdings, Inc.[2]	504,000	26,294
Dye & Durham, Ltd.	2,130,534	25,821
Paymentus Holdings, Inc., Class A2,3	3,156,900	25,287
AvidXchange Holdings, Inc.[2]	2,445,867	24,312
Kingboard Laminates Holdings, Ltd.	22,027,500	24,216
SmartCraft ASA, Class A1,2,3	13,349,780	23,675
Kingboard Holdings, Ltd.	7,191,000	22,898
Perficient, Inc.[2]	323,132	22,564
Parade Technologies, Ltd.	892,000	22,409
WNS (Holdings), Ltd. (ADR)[2]	278,589	22,284
TDCX, Inc., Class A1,2	1,781,024	22,049
LiveRamp Holdings, Inc.[2]	932,711	21,863
DigitalOcean Holdings, Inc.[2]	851,000	21,675
Technoprobe SpA[2]	2,980,236	21,353
GFT Technologies SE	570,924	20,738
Riskified, Ltd., Class A2	4,450,000	20,559
Computer Age Management Services, Ltd.	765,815	20,512
Zuken, Inc.	892,500	20,436
Nayax, Ltd.[2]	1,075,000	20,312
Pushpay Holdings, Ltd.[2]	22,470,349	18,162
HashiCorp, Inc., Class A2,3	638,285	17,451
Nemetschek SE	339,710	17,351
Tripod Technology Corp.	5,158,000	15,770
Venustech Group, Inc., Class A	4,107,547	15,399
JustSystems Corp.	706,700	15,160
TELUS International (Cda), Inc., subordinate voting shares[2]	676,560	13,389
Alphawave IP Group PLC[2,3]	10,484,328	12,844
Alchip Technologies, Ltd.	457,000	11,699
Cherry SE1,2,3	1,398,734	11,333
MaxLinear, Inc.[2]	328,275	11,145
Softline Holding PLC (GDR)[1,4,7]	17,110,290	10,800
Softline Holding PLC (GDR)[1,4]	16,060	10
Five9, Inc.[2]	156,380	10,612
ON Semiconductor Corp.[2]	167,850	10,469
Silergy Corp.	728,000	10,323
LandMark Optoelectronics Corp.	2,985,000	10,286
SMALLCAP World Fund — Page 8 of 29

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Atea ASA	871,138	$10,136
Soitec[2]	59,600	9,820
Lime Technologies AB	435,850	9,601
Bechtle AG, non-registered shares	270,127	9,559
Linklogis, Inc., Class B2,3	18,326,000	9,450
Zebra Technologies Corp., Class A2	36,300	9,308
ams OSRAM AG, non-registered shares[2]	877,284	6,456
AAC Technologies Holdings, Inc.[2]	2,629,000	6,011
Semtech Corp.[2]	209,387	6,007
Procore Technologies, Inc.[2]	125,600	5,926
Marqeta, Inc., Class A2	941,088	5,750
Entegris, Inc.	79,014	5,183
LivePerson, Inc.[2]	465,104	4,716
CEVA, Inc.[2]	175,000	4,476
UiPath, Inc., Class A2	325,000	4,131
JFrog, Ltd.[2]	178,400	3,805
Patreon, Inc., Class B2,4,5	189,951	3,622
CI&T, Inc., Class A2	541,127	3,517
Yotpo, Ltd.[2,4,5]	2,620,102	3,249
MotorK, Ltd.[1,2,3]	2,297,620	2,805
WeCommerce Holdings, Ltd., Class A2	1,936,800	2,718
Foursquare Labs, Inc., Series A2,4,5	1,970,385	2,699
E Ink Holdings, Inc.	195,000	1,020
		9,189,537
Health care 14.41%
Molina Healthcare, Inc.[2]	2,172,660	717,456
Insulet Corp.[2]	2,266,092	667,115
Max Healthcare Institute, Ltd.[1,2]	59,515,322	316,271
Haemonetics Corp.[1,2]	3,452,567	271,544
NovoCure, Ltd.[2]	3,621,597	265,644
DexCom, Inc.[2]	2,210,000	250,260
Centene Corp.[2]	2,925,674	239,935
Agilon Health, Inc.[2]	13,114,300	211,665
Integra LifeSciences Holdings Corp.[2]	3,295,768	184,794
CONMED Corp.[1]	1,991,474	176,524
Penumbra, Inc.[2]	780,244	173,573
Xenon Pharmaceuticals, Inc.[1,2]	4,374,553	172,489
Bachem Holding AG3	1,960,794	171,015
Legend Biotech Corp. (ADR)[2]	3,395,925	169,525
Amvis Holdings, Inc.[1]	6,536,451	166,263
Silk Road Medical, Inc.[1,2]	2,966,730	156,792
Tandem Diabetes Care, Inc.[2]	2,914,679	131,015
Revance Therapeutics, Inc.[1,2]	6,583,932	121,539
Vaxcyte, Inc.[2]	2,531,043	121,363
Shockwave Medical, Inc.[2]	585,000	120,282
Globus Medical, Inc., Class A2	1,531,378	113,735
Amplifon SpA	3,771,100	112,654
iRhythm Technologies, Inc.[2]	1,175,100	110,072
Oak Street Health, Inc.[2,3]	5,084,207	109,361
Genus PLC	3,015,650	108,689
Hypera SA, ordinary nominative shares	11,498,270	98,437
Karuna Therapeutics, Inc.[2]	466,922	91,750
Laurus Labs, Ltd.	18,452,700	83,442
Encompass Health Corp.	1,364,020	81,582
SMALLCAP World Fund — Page 9 of 29

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Indivior PLC[2]	3,400,920	$76,080
Zentalis Pharmaceuticals, Inc.[1,2,3]	3,731,182	75,146
EBOS Group, Ltd.	2,556,246	70,808
Ventyx Biosciences, Inc.[2,3]	2,114,744	69,342
Addus HomeCare Corp.[2]	689,350	68,583
CanSino Biologics, Inc., Class H3	8,001,800	68,452
Ascendis Pharma A/S (ADR)[2,3]	547,097	66,817
Hapvida Participações e Investimentos SA2	67,045,881	64,509
Pacific Biosciences of California, Inc.[2]	7,876,491	64,430
Andlauer Healthcare Group, Inc., subordinate voting shares	1,843,217	63,269
Idorsia, Ltd.[2,3]	4,328,000	63,081
Ambu AS, Class B, non-registered shares[2]	4,495,344	57,037
Denali Therapeutics, Inc.[2]	2,002,739	55,696
AbCellera Biologics, Inc.[2,3]	5,480,000	55,512
Angelalign Technology, Inc.[3]	3,499,200	55,155
Asahi Intecc Co., Ltd.	3,346,600	55,151
Netcare, Ltd.	64,112,971	54,725
ICON PLC[2]	281,109	54,605
Surgical Science Sweden AB1,2	3,271,137	51,959
CompuGroup Medical SE & Co. KGaA	1,313,971	50,579
Poly Medicure, Ltd.	4,388,104	47,556
Ocumension Therapeutics[1,2,3]	37,692,000	47,278
FIGS, Inc., Class A2	7,005,917	47,150
Carl Zeiss Meditec AG, non-registered shares	368,406	46,498
IVERIC bio, Inc.[2]	2,164,099	46,333
The Ensign Group, Inc.	466,667	44,151
Exact Sciences Corp.[2]	890,000	44,064
Nakanishi, Inc.	2,255,800	43,925
Virbac SA	178,400	43,735
Alignment Healthcare, Inc.[2]	3,500,000	41,160
Olink Holding AB (ADR)[2,3]	1,586,593	40,268
Medmix AG	1,963,145	37,459
Zealand Pharma A/S2	1,265,344	36,536
Fisher & Paykel Healthcare Corp., Ltd.	2,510,000	35,727
New Horizon Health, Ltd.[2,3]	14,989,335	33,538
Allogene Therapeutics, Inc.[2,3]	5,310,109	33,401
NextGen Healthcare, Inc.[2]	1,760,000	33,053
KRKA, dd, Novo mesto	335,262	32,996
Glaukos Corp.[2]	750,322	32,774
Alnylam Pharmaceuticals, Inc.[2]	137,700	32,724
Shandong Pharmaceutical Glass Co., Ltd., Class A	7,943,502	32,388
Incyte Corp.[2]	396,000	31,807
NuVasive, Inc.[2]	766,000	31,590
CRISPR Therapeutics AG2	746,299	30,337
Sosei Group Corp.[2,3]	1,861,300	30,113
Innovent Biologics, Inc.[2]	6,938,500	29,789
SKAN Group AG	433,085	29,504
10x Genomics, Inc., Class A2	793,300	28,908
Ultragenyx Pharmaceutical, Inc.[2]	622,615	28,846
Seer, Inc., Class A2	4,671,000	27,092
Jeisys Medical, Inc.[1]	3,789,978	25,720
Revenio Group OYJ, non-registered shares	610,304	25,269
Medacta Group SA	216,959	24,263
Fate Therapeutics, Inc.[2]	2,182,951	22,026
Chemed Corp.	42,000	21,438
SMALLCAP World Fund — Page 10 of 29

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
BONESUPPORT Holding AB2	2,647,760	$20,388
Fleury SA, ordinary nominative shares	6,773,030	19,820
Galapagos NV2	424,039	18,809
Masimo Corp.[2]	118,437	17,523
CM Hospitalar SA	5,671,671	17,327
Zai Lab, Ltd. (ADR)[2]	551,078	16,918
Twist Bioscience Corp.[2]	704,000	16,762
Hangzhou Tigermed Consulting Co., Ltd., Class A	1,090,535	16,449
Guardant Health, Inc.[2]	604,241	16,435
Brii Biosciences, Ltd.[2,3]	16,214,542	15,313
Natera, Inc.[2]	363,000	14,582
Prometheus Biosciences, Inc.[2]	130,400	14,344
Gland Pharma, Ltd.[2]	750,000	14,295
SUNWELS Co., Ltd.[3]	246,300	14,075
Sysmex Corp.	220,300	13,419
Chularat Hospital PCL, foreign registered shares	124,106,000	13,175
Nordhealth AS, Class A1,2	5,120,000	11,663
Pharmaron Beijing Co., Ltd., Class H	1,646,200	11,268
Classys, Inc.	740,401	10,701
Nevro Corp.[2]	253,000	10,019
Editas Medicine, Inc.[2]	1,100,000	9,757
Tecan Group AG2	19,270	8,650
Beam Therapeutics, Inc.[2,3]	204,809	8,010
Precision BioSciences, Inc.[1,2]	6,715,043	7,991
Biohaven, Ltd.[2,3]	530,603	7,365
PetIQ, Inc., Class A2	787,484	7,261
ChemoMetec A/S2	70,910	7,073
Diagnósticos da América SA	1,728,463	4,495
KRY International AB, Series A2,4,5	19,744	3,779
OdontoPrev SA, ordinary nominative shares	2,134,000	3,650
Creo Medical Group PLC[1,2]	11,533,623	3,519
Cellectis SA, non-registered shares[2,3]	760,997	1,625
Cellectis SA (ADR)[2]	698,804	1,468
Schrodinger, Inc.[2,3]	154,790	2,893
Inari Medical, Inc.[2]	44,300	2,816
Implantica AG, Class A (SDR)[2]	700,000	2,673
IO Biotech, Inc.[2,3]	1,071,311	2,464
Sana Biotechnology, Inc.[2,3]	432,071	1,707
Intervacc AB2	540,675	1,346
Hutchmed China, Ltd.[2,3]	437,610	1,346
Autolus Therapeutics PLC (ADR)[2,3]	625,000	1,187
Acutus Medical, Inc.[2]	797,523	917
DiaSorin Italia SpA	1,882	264
		8,570,679
Financials 10.18%
Ares Management Corp., Class A	5,174,776	354,162
Essent Group, Ltd.[1]	6,729,659	261,649
AU Small Finance Bank, Ltd.	31,937,993	251,520
Eurobank Ergasias Services and Holdings SA2	162,244,880	183,152
RenaissanceRe Holdings, Ltd.	952,200	175,424
Janus Henderson Group PLC	7,083,394	166,601
IIFL Finance, Ltd.[1]	28,278,861	164,527
Fukuoka Financial Group, Inc.	6,876,725	156,822
Trupanion, Inc.[1,2,3]	3,270,692	155,456
SMALLCAP World Fund — Page 11 of 29

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Steadfast Group, Ltd.	41,209,804	$153,349
IIFL Wealth Management, Ltd.[1]	7,110,521	152,712
Cholamandalam Investment and Finance Co., Ltd.	17,082,421	148,738
Aavas Financiers, Ltd.[1,2]	6,318,330	140,655
Seacoast Banking Corporation of Florida[1]	4,323,901	134,863
Independent Bank Group, Inc.[1]	2,166,153	130,143
National Bank of Greece SA2	32,124,814	128,477
SVB Financial Group[2]	510,500	117,486
Capitec Bank Holdings, Ltd.	983,153	107,542
Canara Bank	26,212,776	105,080
First Republic Bank	857,260	104,491
Allfunds Group PLC	14,653,752	102,396
Patria Investments, Ltd., Class A1	6,913,834	96,310
Focus Financial Partners, Inc., Class A2	2,549,002	95,001
TMX Group, Ltd.	862,202	86,297
East West Bancorp, Inc.	1,308,975	86,261
Stifel Financial Corp.	1,477,350	86,233
AUB Group, Ltd.[1]	5,407,659	82,859
Kinsale Capital Group, Inc.	305,020	79,769
City Union Bank, Ltd.	36,608,696	79,558
AJ Bell PLC	18,325,000	79,446
Bridgepoint Group PLC	33,960,725	78,689
StepStone Group, Inc., Class A	3,039,100	76,525
Banca Generali SpA	2,175,460	74,872
Glacier Bancorp, Inc.	1,443,817	71,353
Western Alliance Bancorporation	1,100,128	65,524
Eastern Bankshares, Inc.	3,732,250	64,381
Valley National Bancorp	5,495,000	62,148
VZ Holding AG	785,919	60,819
SouthState Corp.	778,765	59,467
Goosehead Insurance, Inc., Class A2	1,688,000	57,966
Aptus Value Housing Finance India, Ltd.	14,935,804	54,739
Enstar Group, Ltd.[2]	231,978	53,596
The Bank of N.T. Butterfield & Son, Ltd.	1,756,258	52,354
Remgro, Ltd.	6,687,471	52,323
Bolsa Mexicana de Valores, SAB de CV, Series A	26,040,000	50,272
SiriusPoint, Ltd.[2]	7,750,000	45,725
AssetMark Financial Holdings, Inc.[2]	1,915,000	44,045
Euronext NV	585,333	43,388
Antin Infrastructure Partners SA	1,964,300	42,709
eGuarantee, Inc.	2,207,948	40,720
Webster Financial Corp.	843,652	39,939
Pine Labs Pte., Ltd.[2,4,5]	76,998	37,957
Five-Star Business Finance, Ltd.[2]	4,778,216	34,971
Angel One, Ltd.	2,070,336	32,652
Victory Capital Holdings, Inc., Class A	1,196,000	32,089
Nova Ljubljanska Banka d.d. (GDR)	2,365,833	32,024
Umpqua Holdings Corp.	1,785,500	31,871
Piramal Enterprises, Ltd.	3,153,303	31,478
Hilltop Holdings, Inc.	1,000,000	30,010
Selective Insurance Group, Inc.	336,443	29,812
PacWest Bancorp	1,220,000	27,999
Alpha Services and Holdings SA2	26,000,000	27,742
Moelis & Co., Class A	719,000	27,588
Hiscox, Ltd.	2,060,606	27,150
SMALLCAP World Fund — Page 12 of 29

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
The Tel Aviv Stock Exchange, Ltd.	4,312,024	$25,760
Star Health & Allied Insurance Co., Ltd.[2]	3,400,000	23,277
Virtu Financial, Inc., Class A	1,120,000	22,859
Collector Bank AB2	6,121,924	22,522
Artisan Partners Asset Management, Inc., Class A	705,000	20,939
NMI Holdings, Inc.[2]	950,000	19,855
JB Financial Group Co., Ltd.	3,099,400	19,404
Radian Group, Inc.	1,000,000	19,070
Redwood Trust, Inc. REIT[3]	2,562,000	17,319
Premium Group Co., Ltd.	1,290,000	16,987
Linc AB2	2,358,208	13,427
ICICI Securities, Ltd.	1,987,911	11,954
Hellenic Exchanges - Athens Stock Exchange SA1	3,500,000	11,619
Islandsbanki hf.	11,632,054	9,828
Funding Circle Holdings PLC[2]	14,713,073	9,782
EFG International AG	719,587	6,858
Oscar Health, Inc., Class A2	2,751,000	6,767
Discovery, Ltd.[2]	899,883	6,534
PT Bank Raya Indonesia Tbk[2]	136,080,967	3,530
TCS Group Holding PLC (GDR)[2,4,7]	31,700	—[6]
TCS Group Holding PLC (GDR)[2,4]	694,768	—[6]
		6,050,167
Materials 3.69%
LANXESS AG1	5,428,281	219,064
APL Apollo Tubes, Ltd.[1]	15,782,000	207,598
JSR Corp.	8,586,030	169,216
OZ Minerals, Ltd.	6,303,841	117,951
Navin Fluorine International, Ltd.	2,115,848	103,812
Lundin Mining Corp.	16,069,878	98,627
CCL Industries, Inc., Class B, nonvoting shares	2,262,200	96,636
Materion Corp.[1]	1,048,013	91,712
Summit Materials, Inc., Class A	2,977,458	84,530
Jindal Steel & Power, Ltd.	10,041,809	70,194
FUJIMI INCORPORATED[1]	1,342,000	63,878
PI Industries, Ltd.	1,513,467	62,438
H.B. Fuller Co.	866,200	62,037
Perimeter Solutions SA2,3	6,513,000	59,529
ATI, Inc.[2]	1,868,650	55,798
Zeon Corp.	5,526,300	55,571
Deepak Fertilisers & Petrochemicals Corp., Ltd.	6,039,256	52,004
Mayr-Melnhof Karton AG, non-registered shares	300,501	48,545
Yamato Kogyo Co., Ltd.	1,161,900	39,518
Livent Corp.[2]	1,897,153	37,696
MMG, Ltd.[2]	145,516,000	37,139
Toyo Gosei Co., Ltd.[1,3]	642,700	35,333
Labrador Iron Ore Royalty Corp.[3]	1,156,000	28,669
Kansai Paint Co., Ltd.	2,240,500	27,627
Aluflexpack AG1,2,3	1,309,666	24,948
Louisiana-Pacific Corp. (USA)	406,665	24,075
Gujarat Fluorochemicals, Ltd.	635,000	23,821
Anupam Rasayan India, Ltd.	2,812,000	23,086
Vinati Organics, Ltd.	943,000	22,709
Re:NewCell AB1,2,3	2,986,984	20,917
Indigo Paints, Ltd.	1,214,500	19,125
SMALLCAP World Fund — Page 13 of 29

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
NV Bekaert SA	423,000	$16,406
Alcoa Corp.	350,000	15,915
Shandong Sinocera Functional Material Co., Ltd., Class A	3,764,153	14,933
Recticel SA/NV	873,200	14,576
China Resources Cement Holdings, Ltd.	21,276,000	11,171
Gerdau SA (ADR)	2,011,500	11,144
Huhtamäki OYJ	255,000	8,728
Fuso Chemical Co., Ltd.	283,300	7,336
Berger Paints India, Ltd.	836,848	5,864
Alleima AB2	1,509,740	5,574
Covestro AG, non-registered shares	16,734	655
		2,196,105
Consumer staples 3.59%
Emmi AG1	318,222	268,775
Simply Good Foods Co.[1,2]	5,870,500	223,255
Grocery Outlet Holding Corp.[1,2]	5,352,046	156,226
Royal Unibrew A/S	1,542,684	110,196
Varun Beverages, Ltd.	6,634,383	105,629
Milbon Co., Ltd.[1]	2,378,500	102,715
BJ’s Wholesale Club Holdings, Inc.[2]	1,217,842	80,572
Ocado Group PLC[2]	10,398,813	78,253
Sovos Brands, Inc.[1,2]	5,297,349	76,123
Raia Drogasil SA, ordinary nominative shares	15,832,125	71,128
Scandinavian Tobacco Group A/S	3,797,224	66,602
Monde Nissin Corp.	303,867,860	60,600
Freshpet, Inc.[2]	1,135,627	59,927
Celsius Holdings, Inc.[2]	561,414	58,410
Performance Food Group Co.[2]	928,000	54,186
Shop Apotheke Europe NV, non-registered shares[1,2,3]	1,142,620	53,952
AAK AB	2,924,207	49,956
United Spirits, Ltd.[2]	4,506,665	47,815
Sok Marketler Ticaret AS, non-registered shares[1,2]	31,602,962	47,251
Jonjee Hi-Tech Industrial and Commercial Holding Co., Ltd., Class A	6,624,986	34,996
Bakkafrost P/F	517,500	32,347
BidCorp, Ltd.	1,640,857	31,838
Fever-Tree Drinks PLC	2,410,000	29,943
COSMOS Pharmaceutical Corp.	287,909	29,258
Kotobuki Spirits Co., Ltd.	499,000	29,132
Fresh Del Monte Produce, Inc.	1,028,000	26,923
Vector Group, Ltd.	2,207,896	26,186
Elders, Ltd.	3,301,749	22,638
Avenue Supermarts, Ltd.[2]	417,313	20,452
PZ Cussons PLC	6,017,310	15,312
TreeHouse Foods, Inc.[2]	255,860	12,634
Century Pacific Food, Inc.	25,901,000	11,966
Humble Group AB2,3	11,368,627	10,671
Hilton Food Group PLC	1,551,671	10,474
Nomad Foods, Ltd.[2]	500,000	8,620
Icelandic Salmon AS2	515,000	7,881
Zur Rose Group AG2,3	54,100	1,505
Beyond Meat, Inc.[2,3]	73,395	904
		2,135,251
SMALLCAP World Fund — Page 14 of 29

unaudited
Common stocks (continued) Energy 3.25%	Shares	Value (000)
Northern Oil and Gas, Inc.[1]	6,054,000	$186,584
New Fortress Energy, Inc., Class A3	4,116,300	174,613
MEG Energy Corp.[2]	12,421,847	172,933
Vallourec SA2	11,019,259	145,262
Chesapeake Energy Corp.[3]	1,434,104	135,336
Gaztransport & Technigaz SA	980,220	104,723
Coterra Energy, Inc.	3,850,059	94,596
Viper Energy Partners, LP	2,740,461	87,119
DT Midstream, Inc.	1,502,506	83,029
Helmerich & Payne, Inc.	1,622,270	80,416
Golar LNG, Ltd.[2]	2,905,331	66,213
TechnipFMC PLC[2]	5,200,890	63,399
Pioneer Natural Resources Company	268,053	61,221
Subsea 7 SA	5,261,727	60,520
Weatherford International[2]	1,152,868	58,704
Cactus, Inc., Class A	1,149,091	57,753
Championx Corp.	1,851,762	53,683
Venture Global LNG, Inc., Series C2,4,5	4,240	39,048
Denbury, Inc.[2]	406,329	35,359
Headwater Exploration, Inc.[3]	7,386,435	32,295
Savannah Energy PLC[1,2,3,4]	96,128,672	30,506
Aegis Logistics, Ltd.	5,541,028	23,288
Worley, Ltd.	2,250,000	22,996
Equitrans Midstream Corp.	3,390,447	22,716
Valaris, Ltd.[2]	307,000	20,759
Pason Systems, Inc.	1,529,225	18,003
		1,931,074
Communication services 2.32%
Iridium Communications, Inc.[2]	4,845,068	249,037
Iridium Communications, Inc.[2,7]	636,132	32,697
JCDecaux SE2	7,970,225	151,578
Frontier Communications Parent, Inc.[2]	3,837,240	97,773
Lions Gate Entertainment Corp., Class B2	16,155,430	87,724
TIM SA	35,967,952	84,474
New York Times Co., Class A	2,539,638	82,437
Viaplay Group AB, Class B2	3,139,402	59,822
Ascential PLC[2]	21,822,269	53,214
Hemnet Group AB	4,056,406	48,828
JYP Entertainment Corp.	819,751	44,297
JOYY, Inc., Class A (ADR)	1,177,618	37,201
YouGov PLC	2,997,794	36,986
Megacable Holdings, SAB de CV, ordinary participation certificates	13,468,136	35,788
Paradox Interactive AB	1,744,220	35,463
Direct Marketing MIX, Inc.[1,3]	2,954,900	34,613
Rightmove PLC	5,188,789	32,124
CTS Eventim AG & Co. KGaA[2]	471,400	30,072
Bandwidth, Inc., Class A2	965,718	22,163
VTEX, Class A2,3	5,650,748	21,190
Trustpilot Group PLC[2]	16,821,394	19,691
PLAYSTUDIOS, Inc., Class A2	4,500,000	17,460
Nextdoor Holdings, Inc., Class A2,3	6,859,318	14,130
Ubisoft Entertainment SA2	433,000	12,291
MTN Group, Ltd.	1,458,066	10,922
Playtika Holding Corp.[2]	1,008,409	8,582
SMALLCAP World Fund — Page 15 of 29

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Pebble Group PLC[2]	7,793,719	$8,481
Cable One, Inc.	8,449	6,014
Boat Rocker Media, Inc.[2]	2,611,926	4,977
Yandex NV, Class A2,4	1,530,000	—[6]
		1,380,029
Real estate 1.66%
Altus Group, Ltd.[1]	3,623,598	144,623
Embassy Office Parks REIT	32,152,456	130,468
DigitalBridge Group, Inc. REIT, Class A1	8,363,593	91,498
Concentradora Fibra Danhos REIT, SA de CV	57,954,482	69,594
PotlatchDeltic Corp. REIT	1,290,200	56,756
Corp. Inmobiliaria Vesta, SAB de CV	23,010,998	54,922
JHSF Participações SA1	48,472,472	46,088
Four Corners Property Trust, Inc. REIT	1,464,659	37,979
Macrotech Developers, Ltd.[2]	2,877,637	37,951
Mindspace Business Parks REIT	9,000,000	36,389
SRE Holdings Corp.[1,2,3]	1,290,828	31,864
K-Fast Holding AB, Class B1,2,3	12,909,607	29,124
Multiplan Empreendimentos Imobiliários SA, ordinary nominative shares	6,916,895	28,691
ESR-Logos REIT	101,706,657	27,996
Fibra Uno Administración, SA de CV REIT[3]	21,200,000	24,979
LXP Industrial Trust REIT	2,175,000	21,793
StorageVault Canada, Inc.	4,305,000	19,140
Zillow Group, Inc., Class C, nonvoting shares[2]	525,000	16,910
Douglas Elliman, Inc.	4,016,063	16,345
CTP NV	1,092,104	12,860
Ayala Land, Inc.	21,494,200	11,960
Fastighets AB Balder, Class B2	2,448,188	11,456
Swedish Logistic Property AB, Class B2	4,739,069	11,080
Genova Property Group AB1,2	2,126,731	10,676
Americold Realty Trust, Inc. REIT	217,800	6,166
		987,308
Utilities 0.89%
Black Hills Corp.	1,888,746	132,854
ACEN Corp.	926,607,395	127,111
Nippon Gas Co., Ltd.	5,775,500	90,933
Brookfield Infrastructure Corp., Class A, subordinate voting shares[3]	1,883,351	73,261
ENN Energy Holdings, Ltd.	3,166,000	44,168
SJW Group	345,000	28,011
Neoenergia SA	9,514,000	27,841
SembCorp Industries, Ltd.	1,867,900	4,703
Mytrah Energy, Ltd.[1,2,4]	10,418,000	126
		529,008
Total common stocks (cost: $45,003,626,000)		54,590,209
Preferred securities 1.11% Information technology 0.33%
Skyryse, Inc., Series B, preferred shares[1,2,4,5]	1,649,110	40,700
Outreach Corp., Series G, preferred shares[2,4,5]	1,554,053	36,272
PsiQuantum Corp., Series D, preferred shares[2,4,5]	1,334,542	36,059
SiFive, Inc., Series F, preferred shares[2,4,5]	3,451,632	26,681
SMALLCAP World Fund — Page 16 of 29

unaudited
Preferred securities (continued) Information technology (continued)	Shares	Value (000)
ANDPAD, Inc., Series D, preferred shares[2,4,5]	459,413	$20,303
Patreon, Inc., Series E, preferred shares[2,4,5]	698,208	13,315
Patreon, Inc., Series Seed, preferred shares[2,4,5]	163,096	3,110
Yotpo, Ltd., Series F, preferred shares[2,4,5]	8,332,809	10,332
Yotpo, Ltd., Series B, preferred shares[2,4,5]	1,111,347	1,378
Yotpo, Ltd., Series C, preferred shares[2,4,5]	1,057,985	1,312
Yotpo, Ltd., Series A-1, preferred shares[2,4,5]	709,592	880
Yotpo, Ltd., Series A, preferred shares[2,4,5]	345,899	429
Yotpo, Ltd., Series C-1, preferred shares[2,4,5]	293,302	364
Yotpo, Ltd., Series D, preferred shares[2,4,5]	163,552	203
Yotpo, Ltd., Series B-1, preferred shares[2,4,5]	130,625	162
Kandou Holding SA, Series D, preferred shares[2,4,5]	2,142,857	3,986
		195,486
Industrials 0.30%
Einride AB, Series B, preferred shares[2,4,5]	1,334,588	46,673
Einride AB, Series A, preferred shares[2,4,5]	11,990	419
Azul SA (ADR), preferred nominative shares[2,3]	6,549,081	40,015
Azul SA, preferred nominative shares[2]	771,000	1,608
Relativity Space, Inc., Series D, preferred shares[1,2,4,5]	2,143,751	31,342
Relativity Space, Inc., Series E, preferred shares[1,2,4,5]	464,197	6,786
ABL Space Systems Co., Series B, preferred shares[2,4,5]	777,162	29,198
WorkRise Technologies, Inc., Series E, preferred shares[2,4,5]	95,423	22,493
		178,534
Financials 0.18%
PPRO Holding GMBS, Series B, 8.00% preferred shares[1,2,4,5]	13,618	78,232
Pine Labs Pte., Ltd., Series J, cumulative preferred shares[2,4,5]	57,100	28,148
		106,380
Health care 0.18%
Laronde, Inc., Series B, 6.00% preferred shares[2,4,5]	1,785,714	43,822
InSilico Medicine Cayman TopCo, Series D, preferred shares[2,4,5]	605,423	23,684
KRY International AB, Series E, preferred shares[2,4,5]	114,059	21,829
Bluestar Genomics, Inc., Series C, 5.00% noncumulative preferred shares[1,2,4,5]	1,531,102	9,814
Artiva Biotherapeutics, Inc., Series B, preferred shares[2,4,5]	636,364	6,415
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares[2,4,5]	4,397,107	294
		105,858
Consumer discretionary 0.07%
Cava Group, Inc., Series F, preferred shares[2,4,5]	664,364	20,928
StockX, Inc., Series E-1, preferred shares[2,4,5]	222,222	15,435
StockX, Inc., Series AA, preferred shares[2,4,5]	57,338	3,983
StockX, Inc., Series B, preferred shares[2,4,5]	3,094	215
		40,561
Real estate 0.05%
QuintoAndar, Ltd., Series E-1, preferred shares[2,4,5]	244,733	31,982
Total preferred securities (cost: $783,658,000)		658,801
SMALLCAP World Fund — Page 17 of 29

unaudited
Rights & warrants 0.16% Information technology 0.09%	Shares	Value (000)
OPT Machine Vision Tech Co., Ltd., Class A, warrants, expire 2/3/2023[2,7]	2,838,640	$53,931
Foursquare Labs, Inc., Series A, warrants, expire 12/4/2033[2,4,5]	1,163,990	20
		53,951
Industrials 0.07%
Warom Technology, Inc. Co., Class A, warrants, expire 8/31/2023[2,7]	8,603,931	28,565
Centre Testing International Group Co., Ltd., Class A, warrants, expire 8/10/2023[2,7]	3,799,918	12,192
Guangzhou Baiyun International Airport Co., Ltd., Class A, warrants, expire 8/23/2024[2,7]	1,315,742	2,842
Momentus, Inc., warrants, expire 5/15/2026[2]	2,225,000	109
		43,708
Total rights & warrants (cost: $140,569,000)		97,659
Convertible stocks 0.08% Utilities 0.05%
TAE Technologies, Inc., Series G2, 4.00% cumulative convertible preferred shares[4,5]	300,000	30,000
Information technology 0.03%
RealSelf, Inc., Series C, convertible preferred shares[1,4,5]	3,468,862	9,262
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares[4,5]	14,888,589	8,040
		17,302
Total convertible stocks (cost: $61,179,000)		47,302
Convertible bonds & notes 0.01% Health care 0.01%	Principal amount (000)
Bluestar Genomics, Inc., convertible notes, 8.00% 10/28/2025[1,4,5]	USD2,000	2,000
Industrials 0.00%
Einride AB, convertible notes, 7.00% 2/1/2023[4,5]	1,500	1,500
Total convertible bonds & notes (cost: $3,500,000)		3,500
Short-term securities 8.21% Money market investments 7.02%	Shares
Capital Group Central Cash Fund 4.31%[1,8]	41,749,143	4,174,497
Money market investments purchased with collateral from securities on loan 1.19%
Capital Group Central Cash Fund 4.31%[1,8,9]	2,470,504	247,026
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.12%[8,9]	106,300,000	106,300
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.15%[8,9]	92,100,000	92,100
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.22%[8,9]	65,741,220	65,741
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.03%[8,9]	63,700,000	63,700
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.17%[8,9]	56,700,000	56,700
SMALLCAP World Fund — Page 18 of 29

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan (continued)	Shares	Value (000)
Fidelity Investments Money Market Government Portfolio, Class I 4.06%[8,9]	42,500,000	$42,500
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.11%[8,9]	35,300,000	35,300
		709,367
Total short-term securities (cost: $4,883,548,000)		4,883,864
Total investment securities 101.38% (cost: $50,876,080,000)		60,281,335
Other assets less liabilities (1.38)%		(819,322)
Net assets 100.00%		$59,462,013
Investments in affiliates1

	Value of affiliates at 10/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 12/31/2022 (000)	Dividend or interest income (000)
Common stocks 25.10%
Industrials 6.90%
Saia, Inc.[2]	$373,449	$29,282	$—	$—	$41,148	$443,879	$—
BayCurrent Consulting, Inc.	296,667	14,972	39,222	(779)	63,527	335,165	—
Diploma PLC	247,981	4,030	—	—	77,028	329,039	—
Japan Airport Terminal Co., Ltd.[2]	204,235	35,918	10,599	(465)	45,003	274,092	—
Comfort Systems USA, Inc.	248,847	—	31,860	8,254	36,724	261,965	344
ATS Corp.[2,10]	149,940	55,216	—	—	23,000	228,156	—
The AZEK Co., Inc., Class A2	94,533	95,031	—	—	27,056	216,620	—
Arcosa, Inc.	220,883	299	—	—	(10,998)	210,184	193
Visional, Inc.[2,3]	184,944	—	—	—	15,979	200,923	—
Wizz Air Holdings PLC[2]	124,398	8,701	—	—	38,040	171,139	—
Harmonic Drive Systems, Inc.[3]	153,146	23,680	—	—	(12,655)	164,171	—
EnPro Industries, Inc.	123,697	—	17,648	339	35,558	141,946	369
Carel Industries SpA	112,363	—	16,657	8,735	26,521	130,962	—
Kadant, Inc.	95,935	3,062	—	—	6,063	105,060	150
dip Corp.	85,046	—	—	—	10,672	95,718	158
Johns Lyng Group, Ltd.	81,872	1,170	—	—	4,792	87,834	—
Japan Elevator Service Holdings Co., Ltd.	91,582	6,219	19,313	(13,794)	10,656	75,350	—
Upwork, Inc.[2]	24,381	73,795	—	—	(23,526)	74,650	—
DO & CO AG, non-registered shares[2,3]	51,410	—	—	—	22,660	74,070	—
Instalco AB	71,184	5,239	—	—	(3,076)	73,347	—
Montrose Environmental Group, Inc.[2]	54,645	—	—	—	17,440	72,085	—
Volution Group PLC	50,954	—	—	—	17,928	68,882	950
Montana Aerospace AG2	34,688	—	—	—	17,201	51,889	—
Skymark Airlines, Inc.[2]	—	39,196	—	—	10,111	49,307	—
Interface, Inc.	42,442	—	5,797	(3,478)	7,915	41,082	47
Fasadgruppen Group AB3	29,797	804	—	—	9,583	40,184	—
Marlowe PLC[2,3]	61,893	—	—	—	(22,658)	39,235	—
Midac Holdings Co., Ltd.[3]	42,395	—	2,416	(1,050)	(5,206)	33,723	—
Dreamfolks Services, Ltd.[2]	881	10,443	—	—	536	11,860	—
Alfen NV2,11	109,251	—	17,033	14,921	(15,180)	—	—
Antares Vision SpA[2,11]	37,577	—	—	—	7,826	—	—
Armstrong World Industries, Inc.[11]	228,843	3,466	81,365	(31,150)	5,973	—	565
Einride AB2,4,5,11	17,834	—	—	—	(4,157)	—	—
SMALLCAP World Fund — Page 19 of 29

unaudited
Investments in affiliates1  (continued)

	Value of affiliates at 10/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 12/31/2022 (000)	Dividend or interest income (000)
KEI Industries, Ltd.[11]	$79,713	$—	$6,565	$1,405	$(808)	$—	$—
Pegasus Hava Tasimaciligi AS2,11	68,307	—	53,566	22,928	20,681	—	—
						4,102,517
Consumer discretionary 4.22%
Tube Investments of India, Ltd.	410,555	—	18,971	9,846	(11,228)	390,202	—
TopBuild Corp.[2]	349,352	32,600	—	—	(16,684)	365,268	—
YETI Holdings, Inc.[2]	196,619	—	—	—	88,175	284,794	—
Kindred Group PLC (SDR)	119,302	24,075	—	—	48,452	191,829	3,340
WH Smith PLC	108,181	9,525	—	—	39,847	157,553	—
Pets at Home Group PLC	96,500	—	—	—	17,099	113,599	1,797
MakeMyTrip, Ltd., non-registered shares[2]	119,017	—	—	—	(12,134)	106,883	—
NEXTAGE Co., Ltd.	100,390	8,876	—	—	(11,436)	97,830	829
Bajaj Electricals, Ltd.	96,037	—	—	—	(448)	95,589	—
Domino’s Pizza Group PLC	60,604	2,475	—	—	26,443	89,522	—
Auction Technology Group PLC[2]	76,577	—	—	—	10,690	87,267	—
Jack in the Box, Inc.	93,084	—	—	—	(7,339)	85,745	553
Golden Entertainment, Inc.[2]	66,178	5,510	—	—	4,018	75,706	—
Shoei Co., Ltd.	44,358	24,482	—	—	4,068	72,908	54
Malibu Boats, Inc., Class A2	40,840	9,490	—	—	5,209	55,539	—
Snow Peak, Inc.[3]	46,400	—	—	—	8,229	54,629	272
Victoria PLC[2,3]	33,462	11,467	—	—	8,527	53,456	—
Musti Group OYJ	46,469	—	4,663	(5,825)	4,193	40,174	—
AcadeMedia AB	28,256	3,991	—	—	(212)	32,035	1,087
Beazer Homes USA, Inc.[2]	16,050	—	—	—	5,129	21,179	—
Traeger, Inc.[2]	14,732	2,892	—	—	(154)	17,470	—
Lojas Quero-Quero SA2	16,156	—	—	—	(4,244)	11,912	—
JOANN, Inc.[3]	18,068	—	—	—	(10,290)	7,778	—
BNN Technology PLC[2,4]	—[6]	—	—	—	—[6]	—[6]	—
Bike24 Holding AG12	7,135	—	8,943	(44,529)	46,337	—	—
Everi Holdings, Inc.[2,11]	79,809	—	32,410	17,678	(21,368)	—	—
Helen of Troy, Ltd.[2,3,11]	139,040	9,092	46,938	(49,524)	62,623	—	—
Porch Group, Inc.[12]	12,420	—	6,553	(27,492)	21,625	—	—
						2,508,867
Information technology 5.35%
Smartsheet, Inc., Class A2	218,334	49,682	—	—	33,270	301,286	—
eMemory Technology, Inc.	227,400	—	—	—	51,884	279,284	—
Fabrinet, non-registered shares[2]	183,194	—	2,994	(380)	62,685	242,505	—
ALTEN SA, non-registered shares	190,817	7,942	—	—	29,107	227,866	—
Kulicke and Soffa Industries, Inc.	184,251	—	3,859	(1,904)	29,507	207,995	893
Keywords Studios PLC	130,461	26,567	—	—	40,471	197,499	45
Global Unichip Corp.	183,868	—	22,985	(6,378)	18,968	173,473	—
Net One Systems Co., Ltd.	99,485	32,545	—	—	41,119	173,149	—
Nordic Semiconductor ASA[2]	112,390	25,384	—	—	29,457	167,231	—
Network International Holdings PLC[2]	108,706	41,360	—	—	3,181	153,247	—
Extreme Networks, Inc.[2]	113,015	2,466	9,333	(258)	42,200	148,090	—
SINBON Electronics Co., Ltd.	80,772	33,884	—	—	6,877	121,533	—
Money Forward, Inc.[2]	75,953	4,572	8,984	(3,774)	41,566	109,333	—
Credo Technology Group Holding, Ltd.[2,3]	90,141	—	—	—	18,930	109,071	—
Dexerials Corp.[3]	116,270	—	—	—	(16,046)	100,224	—
SMALLCAP World Fund — Page 20 of 29

unaudited
Investments in affiliates1  (continued)

	Value of affiliates at 10/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 12/31/2022 (000)	Dividend or interest income (000)
Tanla Platforms, Ltd.	$87,331	$—	$—	$—	$(8,269)	$79,062	$—
Bytes Technology Group PLC	70,523	5,714	—	—	43	76,280	448
Crayon Group Holding ASA[2,3]	50,857	—	4,348	(6,929)	22,562	62,142	—
PAR Technology Corp.[2,3]	63,196	—	—	—	(7,405)	55,791	—
Mastek, Ltd.	50,944	—	—	—	(1,452)	49,492	—
Megaport, Ltd.[2,3]	44,425	—	—	—	(5,176)	39,249	—
Boku, Inc.[2,5]	25,379	—	—	—	9,086	34,465	—
SmartCraft ASA, Class A2,3	18,628	—	—	—	5,047	23,675	—
TDCX, Inc., Class A2	16,688	—	—	—	5,361	22,049	—
Cherry SE2,3	7,364	—	—	—	3,969	11,333	—
Softline Holding PLC (GDR)[4,7]	8,810	—	—	—	1,990	10,800	—
Softline Holding PLC (GDR)[4]	8	—	—	—	2	10	—
MotorK, Ltd.[2,3]	5,468	—	4	(14)	(2,645)	2,805	—
WeCommerce Holdings, Ltd., Class A2,11	3,060	—	276	(1,820)	1,754	—	—
Zuken, Inc.[11]	44,123	—	21,329	(8,180)	5,822	—	—
						3,178,939
Health care 2.70%
Max Healthcare Institute, Ltd.[2]	335,885	6,068	46,057	5,930	14,445	316,271	—
Haemonetics Corp.[2]	303,065	—	50,286	3,665	15,100	271,544	—
CONMED Corp.	123,341	39,126	—	—	14,057	176,524	398
Xenon Pharmaceuticals, Inc.[2]	141,421	16,586	—	—	14,482	172,489	—
Amvis Holdings, Inc.	115,541	—	6,690	(2,851)	60,263	166,263	—
Silk Road Medical, Inc.[2]	125,623	7,530	—	—	23,639	156,792	—
Revance Therapeutics, Inc.[2]	170,476	5,609	—	—	(54,546)	121,539	—
Zentalis Pharmaceuticals, Inc.[2,3]	14,794	68,283	—	—	(7,931)	75,146	—
Surgical Science Sweden AB2	43,622	—	—	—	8,337	51,959	—
Ocumension Therapeutics[2,3]	48,977	—	—	—	(1,699)	47,278	—
Jeisys Medical, Inc.	2,730	16,666	—	—	6,324	25,720	—
Nordhealth AS, Class A2	9,375	—	—	—	2,288	11,663	—
Precision BioSciences, Inc.[2]	8,730	—	—	—	(739)	7,991	—
Creo Medical Group PLC[2]	6,962	—	—	—	(3,443)	3,519	—
Addus HomeCare Corp.[2,11]	89,421	—	26,212	(608)	5,982	—	—
Medmix AG11	40,482	—	6,266	(10,687)	13,930	—	—
New Horizon Health, Ltd.[2,3,11]	42,209	—	19,715	(32,304)	43,348	—	—
						1,604,698
Financials 2.24%
Essent Group, Ltd.	197,178	42,132	—	—	22,339	261,649	1,456
IIFL Finance, Ltd.	99,987	27,325	—	—	37,215	164,527	—
Trupanion, Inc.[2,3]	190,990	2,839	—	—	(38,373)	155,456	—
IIFL Wealth Management, Ltd.	98,842	61,238	—	—	(7,368)	152,712	903
Aavas Financiers, Ltd.[2]	165,167	6,849	—	—	(31,361)	140,655	—
Seacoast Banking Corporation of Florida	125,663	5,313	—	—	3,887	134,863	724
Independent Bank Group, Inc.	132,980	—	—	—	(2,837)	130,143	823
Patria Investments, Ltd., Class A	90,226	—	—	—	6,084	96,310	1,182
AUB Group, Ltd.	62,367	3,762	—	—	16,730	82,859	—
Hellenic Exchanges - Athens Stock Exchange SA	10,361	—	—	—	1,258	11,619	—
						1,330,793
SMALLCAP World Fund — Page 21 of 29

unaudited
Investments in affiliates1  (continued)

	Value of affiliates at 10/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 12/31/2022 (000)	Dividend or interest income (000)
Materials 1.12%
LANXESS AG	$144,010	$16,956	$—	$—	$58,098	$219,064	$—
APL Apollo Tubes, Ltd.	198,170	3,132	—	—	6,296	207,598	—
Materion Corp.	9,723	78,027	—	—	3,962	91,712	33
FUJIMI INCORPORATED	25,022	38,759	—	—	97	63,878	61
Toyo Gosei Co., Ltd.[3]	28,289	—	—	—	7,044	35,333	—
Aluflexpack AG2,3	23,652	—	—	—	1,296	24,948	—
Re:NewCell AB2,3	17,542	1,559	—	—	1,816	20,917	—
Perimeter Solutions SA2,3,11	94,450	—	42,124	(10,661)	17,864	—	—
Venator Materials PLC[12]	7,497	—	3,820	(18,180)	14,503	—	—
						663,450
Consumer staples 1.56%
Emmi AG	247,648	—	—	—	21,127	268,775	—
Simply Good Foods Co.[2]	184,598	3,897	—	—	34,760	223,255	—
Grocery Outlet Holding Corp.[2]	196,915	2,002	18,052	(3,143)	(21,496)	156,226	—
Milbon Co., Ltd.	104,902	—	—	—	(2,187)	102,715	814
Sovos Brands, Inc.[2]	71,925	3,356	—	—	842	76,123	—
Shop Apotheke Europe NV, non-registered shares[2,3]	46,389	—	—	—	7,563	53,952	—
Sok Marketler Ticaret AS, non-registered shares[2]	41,357	—	7,052	(969)	13,915	47,251	—
						928,297
Energy 0.36%
Northern Oil and Gas, Inc.	165,940	—	—	—	20,644	186,584	1,816
Savannah Energy PLC[2,3,4]	29,272	—	—	—	1,234	30,506	—
						217,090
Communication services 0.06%
Direct Marketing MIX, Inc.[3]	27,521	5,397	—	—	1,695	34,613	374
Pebble Group PLC[2,11]	13,532	—	5,768	(2,415)	3,132	—	—
						34,613
Real estate 0.59%
Altus Group, Ltd.	117,322	173	—	—	27,128	144,623	399
DigitalBridge Group, Inc. REIT, Class A	96,429	14,031	3,345	(5,321)	(10,296)	91,498	84
JHSF Participações SA	65,466	1,028	—	—	(20,406)	46,088	438
SRE Holdings Corp.[2,3]	27,781	—	—	—	4,083	31,864	—
K-Fast Holding AB, Class B2,3	24,470	—	—	—	4,654	29,124	—
Genova Property Group AB2	10,794	—	—	—	(118)	10,676	—
						353,873
Utilities 0.00%
Mytrah Energy, Ltd.[2,4]	116	—	—	—	10	126	—
Total common stocks						14,923,263
Preferred securities 0.28%
Information technology 0.07%
Skyryse, Inc., Series B, preferred shares[2,4,5]	40,700	—	—	—	—	40,700	—
SMALLCAP World Fund — Page 22 of 29

unaudited
Investments in affiliates1  (continued)

	Value of affiliates at 10/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 12/31/2022 (000)	Dividend or interest income (000)
Industrials 0.06%
Relativity Space, Inc., Series D, preferred shares[2,4,5]	$39,166	$—	$—	$—	$(7,824)	$31,342	$—
Relativity Space, Inc., Series E, preferred shares[2,4,5]	8,481	—	—	—	(1,695)	6,786	—
Einride AB, Series A, preferred shares[2,4,5,11]	547	—	—	—	(128)	—	—
Einride AB, Series B, preferred shares[2,4,5,11]	60,860	—	—	—	(14,187)	—	—
						38,128
Financials 0.13%
PPRO Holding GMBS, Series B, 8.00% preferred shares[2,4,5]	57,732	—	—	—	20,500	78,232	—
Health care 0.02%
Bluestar Genomics, Inc., Series C, 5.00% noncumulative preferred shares[2,4,5]	9,814	—	—	—	—	9,814	—
Total preferred securities						166,874
Convertible stocks 0.02%
Information technology 0.02%
RealSelf, Inc., Series C, convertible preferred shares[4,5]	10,163	—	—	—	(901)	9,262	—
Convertible bonds & notes 0.00%
Health care 0.00%
Bluestar Genomics, Inc., convertible notes, 8.00% 10/28/2025[4,5]	—	2,000	—	—	—	2,000	28
Industrials 0.00%
Einride AB, convertible notes, 7.00% 2/1/2023[4,5,11]	1,895	—	—	—	(395)	—	27
Total convertible bonds & notes						2,000
Short-term securities 7.43%
Money market investments 7.02%
Capital Group Central Cash Fund 4.31%[8]	4,775,818	1,795,168	2,396,601	(131)	243	4,174,497	45,763
Money market investments purchased with collateral from securities on loan 0.41%
Capital Group Central Cash Fund 4.31%[8,9]	290,972		43,946[13]			247,026	—[14]
Total short-term securities						4,421,523
Total 32.83%				$(201,292)	$1,624,633	$19,522,922	$67,417
Restricted securities5

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
PPRO Holding GMBS, Series B, 8.00% preferred shares[1,2,4]	1/28/2021	$48,694	$78,232.13%
Pine Labs Pte., Ltd.[2,4]	5/12/2021	28,710	37,957.06
Pine Labs Pte., Ltd., Series J, cumulative preferred shares[2,4]	5/12/2021	21,291	28,148.05
Einride AB, Series B, preferred shares[2,4,11]	3/23/2021-5/6/2021	18,753	46,673.08
Einride AB2,4,11	7/16/2021-8/17/2021	8,938	13,677.03
Einride AB, convertible notes, 7.00% 2/1/2023[4,11]	1/7/2022	1,500	1,500.00
Einride AB, Series A, preferred shares[2,4,11]	10/11/2021	311	419.00
Dock, Ltd.[2,4]	10/19/2020	26,000	46,688.08
Laronde, Inc., Series B, 6.00% preferred shares[2,4]	8/10/2021	50,000	43,822.07
Skyryse, Inc., Series B, preferred shares[1,2,4]	10/21/2021	40,700	40,700.07
SMALLCAP World Fund — Page 23 of 29

unaudited
Restricted securities5  (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Venture Global LNG, Inc., Series C2,4	5/1/2015	$12,720	$39,048.07%
Relativity Space, Inc., Series D, preferred shares[1,2,4]	11/20/2020	32,000	31,342.05
Relativity Space, Inc., Series E, preferred shares[1,2,4]	5/27/2021	10,600	6,786.01
Outreach Corp., Series G, preferred shares[2,4]	5/27/2021	45,482	36,272.06
PsiQuantum Corp., Series D, preferred shares[2,4]	5/28/2021	35,000	36,059.06
Boku, Inc.[1,2]	2/11/2021-9/21/2021	48,584	34,465.06
QuintoAndar, Ltd., Series E-1, preferred shares[2,4]	12/20/2021	50,000	31,982.05
StockX, Inc., Series E-1, preferred shares[2,4]	4/15/2021	20,000	15,435.02
StockX, Inc.[2,4]	4/5/2021	14,682	11,238.02
StockX, Inc., Series AA, preferred shares[2,4]	4/5/2021	5,203	3,983.01
StockX, Inc., Series B, preferred shares[2,4]	4/5/2021	281	215.00
TAE Technologies, Inc., Series G2, 4.00% cumulative convertible preferred shares[4]	7/7/2022	30,000	30,000.05
ABL Space Systems Co., Series B, preferred shares[2,4]	3/24/2021	35,000	29,198.05
SiFive, Inc., Series F, preferred shares[2,4]	3/16/2022	25,000	26,681.05
KRY International AB, Series E, preferred shares[2,4]	5/13/2021	51,891	21,829.04
KRY International AB, Series A2,4	5/13/2021	8,533	3,779.00
InSilico Medicine Cayman TopCo, Series D, preferred shares[2,4]	5/13/2022-7/18/2022	23,685	23,684.04
WorkRise Technologies, Inc., Series E, preferred shares[2,4]	3/8/2021	40,000	22,493.04
Cava Group, Inc., Series F, preferred shares[2,4]	3/26/2021	25,000	20,928.04
ANDPAD, Inc., Series D, preferred shares[2,4]	6/30/2022	19,506	20,303.03
Patreon, Inc., Series E, preferred shares[2,4]	9/1/2020	11,944	13,315.02
Patreon, Inc., Class B2,4	10/26/2020-10/27/2020	3,255	3,622.01
Patreon, Inc., Series Seed, preferred shares[2,4]	9/16/2020	2,790	3,110.00
Yotpo, Ltd., Series F, preferred shares[2,4]	2/25/2021	18,329	10,332.02
Yotpo, Ltd.[2,4]	3/16/2021	5,475	3,249.01
Yotpo, Ltd., Series B, preferred shares[2,4]	3/16/2021	2,322	1,378.00
Yotpo, Ltd., Series C, preferred shares[2,4]	3/16/2021	2,211	1,312.00
Yotpo, Ltd., Series A-1, preferred shares[2,4]	3/16/2021	1,483	880.00
Yotpo, Ltd., Series A, preferred shares[2,4]	3/16/2021	723	429.00
Yotpo, Ltd., Series C-1, preferred shares[2,4]	3/16/2021	613	364.00
Yotpo, Ltd., Series D, preferred shares[2,4]	3/16/2021	341	203.00
Yotpo, Ltd., Series B-1, preferred shares[2,4]	3/16/2021	273	162.00
Bluestar Genomics, Inc., Series C, 5.00% noncumulative preferred shares[1,2,4]	4/26/2021	15,101	9,814.02
Bluestar Genomics, Inc., convertible notes, 8.00% 10/28/2025[1,4]	12/1/2022	2,000	2,000.00
DPC Dash, Ltd.[2,4]	12/6/2021	15,000	10,964.02
RealSelf, Inc., Series C, convertible preferred shares[1,4]	4/18/2018	19,000	9,262.02
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares[4]	2/18/2022	12,179	8,040.01
Artiva Biotherapeutics, Inc., Series B, preferred shares[2,4]	2/24/2021	7,000	6,415.01
Kandou Holding SA, Series D, preferred shares[2,4]	11/17/2021	15,000	3,986.01
Foursquare Labs, Inc., Series A2,4	12/3/2013	20,000	2,699.00
Foursquare Labs, Inc., Series A, warrants, expire 12/4/2033[2,4]	12/3/2013	—[6]	20.00
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares[2,4]	2/7/2020	9,000	294.00
Total		$942,103	$875,386	1.47%
SMALLCAP World Fund — Page 24 of 29

unaudited
[1]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $1,054,727,000, which represented 1.77% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $875,386,000, which represented 1.47% of the net assets of the fund.
[6]	Amount less than one thousand.
[7]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $141,027,000, which represented .24% of the net assets of the fund.
[8]	Rate represents the seven-day yield at 12/31/2022.
[9]	Security purchased with cash collateral from securities on loan.
[10]	This security changed its name during the reporting period.
[11]	Affiliated issuer during the reporting period but no longer an affiliate at 12/31/2022. Refer to the investment portfolio for the security value at 12/31/2022.
[12]	Affiliated issuer during the reporting period but no longer held at 12/31/2022.
[13]	Represents net activity.
[14]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
SMALLCAP World Fund — Page 25 of 29

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the following page presents the fund’s valuation levels as of
December 31, 2022 (dollars in thousands):
SMALLCAP World Fund — Page 26 of 29

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$4,899,638	$6,968,839	$13,677	$11,882,154
Consumer discretionary	5,595,426	4,121,269	22,202	9,738,897
Information technology	4,922,486	4,199,983	67,068	9,189,537
Health care	6,158,933	2,407,967	3,779	8,570,679
Financials	3,159,619	2,852,591	37,957	6,050,167
Materials	666,368	1,529,737	—	2,196,105
Consumer staples	855,094	1,280,157	—	2,135,251
Energy	1,504,731	356,789	69,554	1,931,074
Communication services	801,647	578,382	—*	1,380,029
Real estate	635,484	351,824	—	987,308
Utilities	261,967	266,915	126	529,008
Preferred securities	41,623	—	617,178	658,801
Rights & warrants	109	97,530	20	97,659
Convertible stocks	—	—	47,302	47,302
Convertible bonds & notes	—	—	3,500	3,500
Short-term securities	4,883,864	—	—	4,883,864
Total	$34,386,989	$25,011,983	$882,363	$60,281,335
*	Amount less than one thousand.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended
December 31, 2022 (dollars in thousands):
	Beginning value at 10/1/2022	Transfers into Level 3†	Purchases	Sales	Net realized loss	Unrealized depreciation	Transfers out of Level 3†	Ending value at 12/31/2022
Investment securities	$898,553	$29,272	$2,000	$(2,755)	$(13,635)	$(31,072)	$—	$882,363
Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2022								$(17,497)
†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
SMALLCAP World Fund — Page 27 of 29

unaudited
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 12/31/2022	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Common stocks	$214,363	Market comparable companies	Price/Cash flow multiple	5.7x	5.7x	Increase
			EV/Gross Profit multiple	18.7x	18.7x	Increase
			EV/Sales multiple	2.9x - 7.7x	6.5x	Increase
			Net adjustment (decrease) based on movement of market comparables	27% - 75%	35%	Decrease
			DLOM	16% - 24%	17%	Decrease
			Discount for lack of certainty	10%	10%	Decrease
			Risk discount	25%	25%	Decrease
		Market approach	Risk discount	50%	50%	Decrease
			Last traded price	N/A	N/A	N/A
			DLOM	14%	14%	Decrease
			Low-end of IPO range	N/A	N/A	N/A
		Transaction	Transaction price	N/A	N/A	N/A
		Estimated recovery value	Expected proceeds	N/A	N/A	N/A
Preferred securities	617,178	Transaction	Transaction price	N/A	N/A	N/A
			Net adjustment (decrease) based on movement of market comparables	35%	35%	Decrease
			Discount to transaction price	36% - 45%	40%	Decrease
		Discounted cash flow	WACC	10% - 20%	14%	Decrease
			Risk discount	10% - 95%	47%	Decrease
		Market comparable companies	EV/Sales multiple	1.5x - 15.9x	7.6x	Increase
			Risk discount	25%	25%	Decrease
			Net adjustment (decrease) based on movement of market comparables	6% - 75%	42%	Decrease
			Net adjustment (increase) based on movement of market comparables	10%	10%	Increase
			EV/Gross Profit multiple	6.8x - 18.7x	15.5x	Increase
			Price/Sales multiple	12.4x	12.4x	Increase
			DLOM	10%	10%	Decrease
		Inputs to market comparables and discounted cash flow	Weight ascribed to market comparables	50%	50%	N/A
			Weight ascribed to discounted cash flow	50%	50%	N/A
Rights & warrants	20	Black-Scholes	Underlying share price	N/A	N/A	N/A
			Implied volatility	30%	30%	Increase
Convertible stocks	47,302	Market comparable companies	EV/Sales multiple	2.8x - 4.7x	3.8x	Increase
			DLOM	17%	17%	Decrease
			Net adjustment (decrease) based on movement of market comparables	33%	33%	Decrease
		Transaction	Transaction price	N/A	N/A	N/A
Convertible bonds & notes	3,500	Transaction	Transaction price	N/A	N/A	N/A
Total	$882,363
*	Weighted average is by relative fair value.
†	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
SMALLCAP World Fund — Page 28 of 29

unaudited
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
DLOM = Discount for lack of marketability
EV = Enterprise value

GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
SDR = Swedish Depositary Receipts
USD = U.S. dollars
WACC = Weighted average cost of capital

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP1-035-0223O-S89768	SMALLCAP World Fund — Page 29 of 29